Note D - Loans and Allowance for Loan Losses - TDR Loan Modifications (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Troubled Debt Restructuring	$ 8,634	$ 16,942
Residential Portfolio Segment [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring	216	697
Residential Portfolio Segment [Member] | Extended Maturity [Member]
Troubled Debt Restructuring	469
Residential Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member]
Troubled Debt Restructuring	402
Commercial Real Estate Portfolio Segment [Member] | Interest Only Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	968	997
Commercial Real Estate Portfolio Segment [Member] | Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	385	2,521
Commercial Real Estate Portfolio Segment [Member] | Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	529	554
Commercial Real Estate Portfolio Segment [Member] | Extended Maturity [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		1,466
Commercial Real Estate Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		410
Commercial Real Estate Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	561
Commercial Real Estate Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		372
Commercial Real Estate Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	362
Commercial and Industrial Portfolio Segment [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring	4,742	9,154
Commercial and Industrial Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member]
Troubled Debt Restructuring		570
Consumer Portfolio Segment [Member] | Extended Maturity [Member] | Home Equity Loan [Member]
Troubled Debt Restructuring		201
Performing Financial Instruments [Member]
Troubled Debt Restructuring	7,887	14,780
Performing Financial Instruments [Member] | Residential Portfolio Segment [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring	216	697
Performing Financial Instruments [Member] | Residential Portfolio Segment [Member] | Extended Maturity [Member]
Troubled Debt Restructuring	469
Performing Financial Instruments [Member] | Residential Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member]
Troubled Debt Restructuring	402
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Interest Only Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	968	997
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring		560
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	529	554
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Extended Maturity [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		1,466
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		410
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	561
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		372
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring
Performing Financial Instruments [Member] | Commercial and Industrial Portfolio Segment [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring	4,742	9,154
Performing Financial Instruments [Member] | Commercial and Industrial Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member]
Troubled Debt Restructuring		570
Performing Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Extended Maturity [Member] | Home Equity Loan [Member]
Troubled Debt Restructuring
Nonperforming Financial Instruments [Member]
Troubled Debt Restructuring	747	2,162
Nonperforming Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	385	1,961
Nonperforming Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	$ 362
Nonperforming Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Extended Maturity [Member] | Home Equity Loan [Member]
Troubled Debt Restructuring		$ 201